Supplemental Balance Sheet Data	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Data
Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Gross trade accounts receivable:
Total trade accounts receivable (1)	$447,699	$415,428
Less: Allowance for revenue adjustments (1)	(72,097)	(17,673)
Gross trade accounts receivable	375,602	397,755
Less: Allowance for bad debt	(4,692)	(3,477)
Net trade accounts receivable	370,910	394,278
Other receivables	6,065	7,680
	$376,975	$401,958
(1) The increase is due primarily to Merger-related fair value adjustments to trade accounts receivable and the allowance for revenue adjustments upon the close of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Finished goods and tissue available for distribution	93,841	99,028
Goods and tissue in-process	13,637	14,005
Raw materials, supplies, parts and unprocessed tissue	72,106	77,691
	179,584	190,724
Less: Amounts expected to be converted into equipment for short-term rental	(11,129)	(10,507)
Reserve for excess and obsolete inventory	(13,463)	(1,974)
	154,992	178,243

Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Gross trade accounts receivable:
Total trade accounts receivable	$415,428	$498,882
Less: Allowance for revenue adjustments	(17,673)	(87,035)
Gross trade accounts receivable (1)	397,755	411,847
Less: Allowance for bad debt (1)	(3,477)	(9,970)
Net trade accounts receivable	394,278	401,877
Other receivables	7,680	12,206
	$401,958	$414,083
_____________________
(1) Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Finished goods and tissue available for distribution	$99,028	$92,769
Goods and tissue in-process	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	77,691	96,197
	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(10,507)	(10,008)
Reserve for excess and obsolete inventory	(1,974)	(15,913)
	$178,243	$172,552

(c)   Net property, plant and equipment

Net property, plant and equipment consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Land	$7,336	$741
Buildings	28,971	17,810
Equipment for short-term rental	262,641	342,428
Machinery, equipment and furniture	206,573	371,736
Leasehold improvements	67,256	81,868
Inventory to be converted to equipment	10,507	10,008
	583,284	824,591
Less accumulated depreciation	(37,937)	(553,528)
	$545,347	$271,063

(d)   Accrued expenses and other

Accrued expenses and other consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Payroll, benefits, commissions, bonuses and related taxes	$79,721	$83,238
Royalty accrual	63,800	50,688
Interest accruals	43,585	4,784
Restructuring charges	20,870	1,715
Sales and other taxes	19,977	12,664
Deferred compensation	5,639	—
Insurance accruals	6,288	7,249
Derivative liability	581	5,102
Other accrued expenses	71,156	60,084
	$311,617	$225,524